SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory Rate	21.00%	21.00%
State Taxes	(32.56%)	0.72%
Change in Fair Value of Warrants and Convertible Notes	(430.87%)	(13.13%)
Change in Valuation Allowance	453.62%	(7.83%)
Prior Year State Tax True-ups	(10.52%)	0.00%
Officers Life Insurance	1.65%	0.00%
Permanent Items - Other	3.85%	(0.13%)
Tax Credits	(3.78%)	0.00%
True-ups/Other	(1.12%)	(0.64%)
Total	1.27%	0.00%